Venerable Insurance and Annuity Company
and the following variable annuities supported by its Variable Annuity Accounts B:
ROLLOVER CHOICE
FOCUS

and the following variable annuity supported by its Variable Annuity Accounts EQ:
EQUI-SELECT

and the following variable annuities supported by its Variable Annuity Accounts U:
SPECTRADIRECT
SPECTRASELECT

Prospectus Supplement Dated July 2, 2021

This supplement updates the Prospectus for your variable annuity Contract and subsequent supplements thereto.  Please read it carefully and keep it with your copy of the Prospectus and any subsequent supplements thereto for future reference.
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NOTICE OF AND IMPORTANT INFORMATION ABOUT UPCOMING FUND SUBSTITUTIONS

Pursuant to the terms of your variable annuity Contract and consistent with the terms and conditions of the U.S. Securities and Exchange Commission’s (“SEC”) statement on insurance product fund substitutions, Venerable Insurance and Annuity Company (the “Company”) and its Separate Account B, Separate Account EQ, and Separate Account U (the “Separate Accounts”) intend to replace, effective on or about the close of business on October 15, 2021, (the “Substitution Date”) the following “Existing Funds” with the corresponding “Replacement Funds”:
Existing Fund	Replacement Fund
Voya Growth and Income Portfolio – Class I	Voya Russell Large Cap Index Portfolio – Class I
Voya Growth and Income Portfolio – Class ADV and S	Voya Russell Large Cap Index Portfolio – Class S
For Rollover Choice only: Voya Growth and Income Portfolio – Class ADV	Voya Russell Large Cap Index Portfolio – Class ADV
Voya Large Cap Value Portfolio – Class I	Voya Russell Large Cap Value Index Portfolio – Class I
Voya Large Cap Value Portfolio – Class S	Voya Russell Large Cap Value Index Portfolio – Class S
Voya MidCap Opportunities Portfolio – Class I	Voya Russell Mid Cap Growth Index Portfolio – Class I
Voya MidCap Opportunities Portfolio – Class S	Voya Russell Mid Cap Growth Index Portfolio – Class S

These fund substitutions will only affect you if you currently invest in or plan to invest in a subaccount that corresponds to an Existing Fund.  Not all of the share classes of the Existing Funds may be available through your Contract.  Please refer to your Contract prospectus and any subsequent supplements thereto for the list of the Existing Funds and their share classes available to you.

Please Note:  For the Rollover Choice Contract where Class S shares of the Voya Growth and Income Portfolio are closed to new investment, on or before the Substitution Date Class ADV and Class S shares of the Voya Russell Large Cap Index Portfolio will be added to the Contracts but Class S shares will be closed to new investment immediately after accepting the assets from the Existing Fund.  All new investments after the Substitution Date directed to the Voya Russell Large Cap index Portfolio will be allocated to Class ADV shares of that fund.

The following lists important information regarding the proposed fund substitutions:
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Voluntary Transfers before the Substitution Date.  Prior to the Substitution Date and for thirty days thereafter you may transfer amounts allocated to the subaccount that invests in an Existing Fund to any other available subaccount or to any available fixed interest option free of charge, and any such transfer will not count as a transfer when imposing any applicable restrictions or limits on transfers (other than restrictions related to frequent or disruptive transfers);

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On the Substitution Date.  On the Substitution Date, your investment in the subaccount that invests in an Existing Fund will automatically become an investment in the subaccount that invests in the corresponding Replacement Fund with an equal total net asset value;

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No Fees, Charges, or Taxes.  You will not incur any fees or charges or any tax liability because of the substitutions, and your Contract Value immediately before the substitutions will equal your Contract Value immediately after the substitutions;

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Fund Fees and Expenses.  The overall fees and expenses of each Replacement Fund are less than those of the corresponding Exiting Fund.  Each Replacement Fund’s fees and expenses, investment objective and information about its investment adviser/subadviser are more fully described in the Replacement Fund’s summary prospectus;

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Replacement Funds’ Summary Prospectuses.  Prior to the Substitution Date you will be sent a summary prospectus for each Replacement Fund.  Read the Replacement Funds’ summary prospectuses carefully before deciding what to do with amounts allocated to subaccounts that invest in the Existing Funds that correspond to the Replacement Funds.  If you have not received or have access to a Replacement Fund’s summary prospectus or need to request another, please contact Customer Service at 1-800-366-0066 or send an email request to smb-usa-mailbox@venerable.com;

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Allocations after the Substitution Date.  Unless you provide us with alternative allocation instructions, after the Substitution Date all allocations directed to the subaccount that invests in an Existing Fund will be automatically allocated to the subaccount that invests in the corresponding Replacement Fund.  You may give us alternative allocation instructions at any time by contacting Customer Service at P.O. Box 9271, Des Moines, Iowa 50306-9271 or calling (800) 366-0066; and

•
Existing Funds no longer Available.  After the Substitution Date, the Existing Funds will no longer be available through the Contract and there will be no further disclosure regarding them in any future Contract prospectus.

FUND NAME CHANGES

Applicable only to Rollover Choice, Focus and Equi-Select Contracts, the VY® Invesco Oppenheimer Global Portfolio changed its name to the VY® Invesco Global Portfolio.  Therefore, all references to the VY® Invesco Oppenheimer Global Portfolio in your Contract prospectus and any subsequent supplements thereto are changed to the VY® Invesco Global Portfolio.  This fund is closed to new investment for both new and existing investors in the Rollover Choice and Focus Contracts.

Applicable only to Rollover Choice Contracts, the Invesco Oppenheimer V.I. Main Street Small Cap Fund changed its name to the Invesco V.I. Main Street Small Cap Fund.  Therefore, all references to the Invesco Oppenheimer V.I. Main Street Small Cap Fund in your Contract prospectus and any subsequent supplements thereto are changed to the Invesco V.I. Main Street Small Cap Fund.

Applicable only to the SpectraDirect and SpectraSelect Contracts, the VanEck VIP Global Hard Assets Fund changed its name to the VanEck VIP Global Resources Fund.  Therefore, all references to the VanEck VIP Global Hard Assets Fund in your Contract prospectus and any subsequent supplements thereto are changed to the VanEck VIP Global Resources Fund.  This fund is closed to new investment for both new and existing investors.

Additionally, Invesco Canada Ltd has been added as a subadviser to the Invesco V.I. Global Core Equity Fund.

FUND ADDITIONS

Applicable only to the Rollover Choice and Focus Contracts, in connection with the upcoming fund substitution involving the Voya Growth and Income Portfolio –  Class ADV and Class S referenced above, on or before the Substitution Date Class ADV and Class S shares of the Voya Russell Large Cap Index Portfolio will be added to your Contract, as applicable.  More Information about the Voya Russell Large Cap Index Portfolio is as follows:
Fund Name Investment Adviser/Subadviser	Investment Objective
Voya RussellTM Large Cap Index Portfolio Investment Adviser: Voya Investments, LLC Subadviser: Voya Investment Management Co. LLC	Seeks investment results (before fees and expenses) that correspond to the total return (which includes capital appreciation and income) of the Russell Top 200® Index.

Applicable only to the SpectraDirect and SpectraSelect Contracts, in connection with the upcoming fund substitution involving the Voya MidCap Opportunities Portfolio – Class I referenced above, on or before the Substitution Date Class I shares of the Voya Russell Mid Cap Growth Index Portfolio will be added to your Contract.  More Information about the Voya Russell Mid Cap Growth Index Portfolio is as follow:
Fund Name Investment Adviser/Subadviser	Investment Objective
Voya RussellTM Mid Cap Growth Index Portfolio Investment Adviser: Voya Investments, LLC Subadviser: Voya Investment Management Co. LLC	Seeks investment results (before fees and expenses) that correspond to the total return (which includes capital appreciation and income) of the Russell Midcap® Growth Index.

MORE INFORMATION IS AVAILABLE

More information about the funds available through your Contract, including information about the risks associated with investing in them, can be found in the current prospectus and Statement of Additional Information for each fund. You may obtain these documents by contacting:
Customer Service
P.O. Box 9271
Des Moines, Iowa 50306-9271
(800) 366-0066

If you received a summary prospectus for any of the funds available through your Contract, you may obtain a full prospectus and other fund information free of charge by either accessing the internet address, calling the telephone number or sending an email request to the contact information shown on the front of the fund’s summary prospectus.